Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Consolidated Statements of Operations [Abstract]
Sales	$ 6,619	[1]	$ 11,179	[1]	$ 8,436	[1]
Cost of sales	5,196		7,864		7,065
Gross profit	1,423		3,315		1,371
Operating expenses
Research and development, gross	3,003		4,683		3,922
Less - Government Grants	(234)		(558)
Research and development, net	2,769		4,125		3,922
Sales and marketing	3,948		4,786		5,465
General and administrative	4,021		3,803		3,043
Total operating expenses	10,738		12,714		12,430
Operating loss	(9,315)		(9,399)		(11,059)
Financing expenses, net	(77)		(129)		(48)
Other expenses, net	(7)
Loss before income tax	(9,399)		(9,528)		(11,107)
Taxes on income
Net Loss	$ (9,399)		$ (9,528)		$ (11,107)
Net Loss Per Share - Basic and Diluted (in US$)	$ (0.70)		$ (1.04)		$ (1.91)
Weighted Average Number of Ordinary Shares Outstanding - Basic and Diluted	13,471,060		9,138,947		5,802,803

[1]	See Note 9 for transactions with related parties.